Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2024
Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Beginning of the year	137,733	129,162
Sale of interest in associates and joint ventures (i)	(26,195)	-
Capital contributions (Note 30)	-	203
Share of profit	34,037	9,740
Currency translation adjustment	(82)	(187)
Dividends (Note 30)	(16,135)	(1,185)
End of the year (i)	129,358	137,733

(i)	As of June 30, 2024, corresponds to the sale of interest in Quality Invest S.A., GCDI S.A. and Banco Hipotecario S.A.
(ii)	Includes ARS (15) and ARS (4) reflecting interests in companies with negative equity as of June 30, 2024 and 2023, respectively, which are disclosed in “Provisions” (see Note 19)

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2024 and 2023, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2024, 2023 and 2022:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2024	06.30.2023	06.30.2022	06.30.2024	06.30.2023	06.30.2024	06.30.2023	06.30.2022
Associates and joint ventures
New Lipstick	49.96%	49.96%	49.96%	1,080	903	(31)	(245)	554
BHSA (1)	29.89%	29.91%	29.91%	103,790	88,862	29,251	11,454	6,992
BACS (2)	56.34%	56.35%	56.35%	7,598	5,227	2,372	(436)	(665)
Nuevo Puerto Santa Fe	50.00%	50.00%	50.00%	4,450	4,600	292	423	1,449
Quality (3)	-	50.00%	50.00%	-	25,961	-	(5,142)	(7,869)
La Rural SA	50.00%	50.00%	50.00%	10,618	4,510	7,562	2,619	(338)
GCDI (4)	27.39%	27.82%	27.82%	1,286	7,116	(5,679)	603	(5,792)
Other joint ventures	N/A	N/A	N/A	536	554	188	277	(955)
Total associates and joint ventures				129,358	137,733	33,955	9,553	(6,624)
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote		Latest financial statements issued
					Share capital (nominal value)		(Loss) / profit for the year		Shareholders equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*)	47	(*)	(3)	(*)	(47)
BHSA (1)	Argentina	Financial	448,345,794	(**)	1,500	(**)	97,803	(**)	338,752
BACS (2)	Argentina	Financiera	33,125,751	(**)	88	(**)	6,288	(**)	20,143
Nuevo Puerto Santa Fe	Argentina	Inmobiliaria	138,750		28		585		8,486
La Rural SA	Argentina	Organization of events	714,998		1		15,591		20,891
GCDI (4)	Argentina	Real estate	250,729,447		915		(20,057)		4,788

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 419.11 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	BHSA owns a 62.28% stake in BACS.
(3)	The interest held in Quality was sold on August 31, 2023. See Note 4 to these Financial Statements.
(4)	See Note 4 to these Financial Statements.
(*)	Amounts in millions of US Dollars under US GAAP.
(**)	Information as of June 30, 2024 according to IFRS.

GCDI:

During the fiscal year ended at June 30, 2020, GCDI and the Company entered into a recapitalization agreement, based on which IRSA increased its holding in GCDI reason why it began to be considered an associate company.

During the fiscal year ended at June 30, 2021, GCDI yielded significant losses and its business was affected by different factors related to the context in which it finds itself. Therefore, the Company decided to re-evaluate the recoverability of this asset.

For this reason and considering that the facts are public and have been openly communicated to the market, a test is carried out comparing the market value and the book value, valuing the investment considering the lower amount between the two of them. As of June 30, 2024, there were no changes in the situation described in the preceding paragraphs.

La Rural S.A.

As publicly known, in December 2012 the National Executive Branch issued Executive Order 2552/12 that annulled an executive order dated 1991 which had approved the sale of the Palermo Fairgrounds (the Fairgrounds) to the Sociedad Rural Argentina (SRA); the effect of this new order was to revoke the sale transaction. Subsequently, on March 21, 2012, the National Executive Branch notified the SRA of said executive order and further ordered that the property be returned to the Argentine government within 30 subsequent days. Then, the SRA issued a press release publicly disclosing the initiation of legal actions and the obtaining of a precautionary measure for which Decree 2552/12 was suspended. The injunction requested was granted on January 4, 2013, by the National Chamber of Appeals in Civil and Commercial Federal Matters (CNACCF). After several appeals, motions, and various procedural steps, the injunction stands firm and in effect.

On August 21, 2013, the Supreme Court of Justice rejected the appeal filed by the Argentine government against the interim measure timely requested by the SRA.

Neither has IRSA been served notice formally nor is it a party involved in the legal actions brought by the SRA.

Given the potential dimension of the dispute, as it has been known to the public, we estimate that if Executive Order 2552/12 was found to be unconstitutional, such order shall have no legal effects either in Entertainment Holdings S.A. (EHSA) or in the acquisition by IRSA of an equity interest in EHSA. However, should the opposite happen, that is, a court order declaring the Executive Order 2699/91, this could have a real impact on acquired assets. In this scenario, the judicial decision may render the purchase of the Plot of Land by SRA null and void, and all acts executed by SRA in relation to the Plot of Land, including the right of use currently held by the entity where EHSA has an indirect equity interest, through vehicle entities, would also become null and void.

On June 1, 2015, in case 4573/2012 SOCIEDAD RURAL ARGENTINA v. ESTADO NACIONAL - PODER EJECUTIVO - EXECUTIVE BRANCH on DECLARATORY JUDGMENT, the decision was made to lift the precautionary measure that suspended the effects of Decree 2552/12.

On June 2, 2015, the SRA submitted a brief appealing the aforementioned resolution, and on the same date, the appeal was granted with suspensive effects. While the appeal filed by SRA was being processed in the Chamber, the first instance judge's decision to lift the precautionary measure had no effect and was suspended.

On September 17, 2015, Chamber II of the National Civil and Commercial Appeals Court overturned the appealed resolution, thereby rejecting the National State's request to lift the precautionary measure and declared that Law 26.854 on precautionary measures against the State was not applicable to the case. Consequently, the precautionary measure issued on January 4, 2013, was confirmed. The National State filed an extraordinary federal appeal and subsequently a complaint appeal, both of which were dismissed. Therefore, the precautionary measure remains firm and in effect.

On March 11, 2016 La Rural S.A. was summoned as a third party in the case referred to above, and filed an answer to such summons on April 6, 2016.

On April 21, 2016 the National Government presented itself, requested the annotation of litis as a precautionary measure, opposed the exception of incompetence, raised the inadmissibility of the declaratory action of certainty, in subsidy, proceeded to answer the complaint. It also requested the suspension of the sentence until the criminal case is resolved and opposed, as a counterclaim, a motion declare the annulment of Decree 2699/91, as well as all those acts enacted in consequence of said decree.

By order of April 29, 2016, the National Government was presented, opposed to the exception raised, the claim in subsidy was contested and the action of injuriousness filed, and it ordered the transfer of the different Government proposals to the SRA.

On the same occasion, the precautionary measure for the annotation of the requested litigation was admitted under the responsibility of the National Government regarding the individualized properties in the process.

On November 22, 2016, SRA responded to the notice of the action of harmfulness filed by the National State, which was considered answered on December 1, 2016.

On December 21, 2016, the National State, in turn, responded to the statute of limitations defense previously raised. However, it was noted that it still needed to be substantiated with La Rural S.A.

On June 19, 2017, the transfer of the exception of incompetence raised by the National Government was substantiated, which was answered by La Rural S.A. in June 2017. On the same occasion, SRA accused expiry of that previous exception in the terms of article 310 CPCCN, which was resolved by order of July 14, 2017.

On that occasion it was resolved to sustain the expiration filed by Sociedad Rural Argentina regarding the incident of exception of incompetence filed by the National Government. Therefore, the process was settled in the Civil and Commercial Federal jurisdiction.

On October 5, 2017, the Federal Oral Criminal Court No. 2 requested the referral of the proceedings in the context of the case: "Menem, Carlos Saúl and other s / inf. Art. 261, first paragraph of the CP ". For presentations of December 2017 and March 2018, SRA requested the Oral Court to return the proceedings in order to continue with the process.

On March 27, 2018, the Court decided to convict various Administration officials, including former President Carlos S. Menem and former Minister Domingo F. Cavallo, as necessary participants in the crime of peculation. Additionally, it resolved to acquit the authorities of the imputed Argentine Rural Society and it was decided to reject the request for restitution of the property requested by the AABE, leaving the decision on that matter in the hands of the Federal Civil and Commercial Court involved. The basics of the decision were published on May 28, 2018.

On February 27, 2020, the proceedings were considered returned to the Federal Civil and Commercial Court and the parties were ordered to notify their return.

On July 30, 2020, SRA and La Rural S.A. were notified of the return of the proceedings.

On August 13, 2020, an official letter was issued to the Oral Court requesting that all the evidence be sent to the Civil Court.

On August 19, 2021, the Civil and Commercial Court decided to defer the treatment of the prescription exception opposed by Sociedad Rural with respect to the counterclaim of the government for the moment of sentencing, and also decided to reject the examination request of the paragraphs by the government. Against this last resolution, the government filed an appeal, which was admitted by resolution of September 8, 2021.

Finally, on February 2, 2022, the Chamber of Appeals upheld the proposal of the government and ordered that the considerations expressed by the SRA in Chapter 8 of the presentation of the response to the action of harmfulness be omitted, considering that such response was not admitted by the procedural system.

On March 7, 2022, the case was returned to the court of origin.

On May 11, 2022, the trial was opened. As of June 30, 2024, the process is still in the evidentiary stage.

As of the date of these Consolidated Financial Statements, there are no elements or evidence to suggest that the Society should return the property exploited by La Rural S.A., so it continues its activities normally. However, this estimate could change based on the progress of the legal process, so the Society will monitor its development. Given the details, the analysis to be carried out must consider these circumstances of uncertainty.

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2024
Associates
BHSA	1,633,715	617,196	1,856,705	42,558	351,648	29.89%	105,108	(1,318)	103,790
GCDI	28,010	89,654	66,113	46,763	4,788	27.39%	1,312	(26)	1,286
Joint ventures
Nuevo Puerto Santa Fe	2,148	10,735	724	3,673	8,486	50.00%	4,243	207	4,450

	06.30.2023
Associates
BHSA	1,932,586	517,340	2,128,200	24,495	297,231	29.91%	88,902	(40)	88,862
GCDI	55,350	99,378	66,768	62,380	25,580	27.82%	7,116	-	7,116
Joint ventures
Nuevo Puerto Santa Fe	2,166	11,600	1,152	3,830	8,784	50.00%	4,392	208	4,600

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2024
Associates
BHSA	1,427	97,803	97,803	(47,640)	216,033	(2,319)	(17,640)	196,074
GCDI	37,193	(12,100)	(7,897)	-	(857)	969	(684)	(572)
Joint ventures
Nuevo Puerto Santa Fe	4,084	585	585	(884)	785	215	(1,172)	(172)

	06.30.2023
Associates
BHSA	626,247	38,290	38,290	-	30,008	(4,102)	29,913	55,819
GCDI	49,859	988	1,861	-	(2,092)	1,861	238	7
Joint ventures
Nuevo Puerto Santa Fe	4,075	846	846	(1,602)	2,668	(1,202)	(1,856)	(390)

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

The Annual Shareholders' Meeting decided to allocate 35.1 million of Class D shares of a par value of ARS 1, to an employee compensation plan pursuant to Section 67 of Law 26,831. As of June 30, 2024, BHSA has a remnant of 22.5 million of such treasury shares. As of June 30, 2024, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.89%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2024 and 2023 amounted to ARS 107,850, ARS 95,394, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 10 years as the horizon for the projection of BHSA cash flows, including perpetual value.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The projected inflation and exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 19.60% in 2024 and 18.51% in 2023.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 8,177 for 2024 and of ARS 6,468 for 2023.

The estimated value in use exceeds the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

Puerto Retiro (joint venture):

At present, this 8.3-hectare plot of land is affected by a zoning regulation defined as U.P. which prevents the property from being used for any purposes other than strictly port activities.

Puerto Retiro was involved in a judicial bankruptcy action brought by the National Government. The current Board of Directors would not be held personally liable with regard to this action. Management and legal counsel of the Company believe that there are sufficient legal and technical arguments to consider that the petition for extension of the bankruptcy case will be dismissed by the court. However, in view of the current status of the action, its result cannot be predicted.

Moreover, Tandanor filed a civil action against Puerto Retiro S.A. and the other defendants in the criminal case for violation of Section 174 (5) based on Section 173 (7) of the Criminal Code of Argentina. Such action seeks -on the basis of the nullity of the decree that approved the bidding process involving the Dársena Norte property- the restitution of the property and a reimbursement in favor of Tandanor for all such amounts it has allegedly lost as a result of a suspected fraudulent transaction involving the sale of the property. Puerto Retiro has presented the allegation on the merit of the evidence, highlighting that the current shareholders of Puerto Retiro did not participate in any of the suspected acts in the criminal case since they acquired the shares for consideration and in good faith several years after the facts told in the process. Likewise, it was emphasized that the company Puerto Retiro is foreign to the bidding / privatization carried out for the sale of Tandanor shares.

On September 7, 2018, the Oral Federal Criminal Court No. 5 rendered a decision. According to the sentence read by the president of the Court, Puerto Retiro won the preliminary objection of limitation filed in the civil action. However, in the criminal case, where Puerto Retiro is not a party, it was ordered, among other issues, the confiscation (“decomiso”) of the property owned by Puerto Retiro known as Planta I. The grounds of the Court’s judgment were read on November 11, 2018. From that moment, all the parties were able to present the appeals. Given this fact, an extraordinary appeal was filed, which was rejected, and as a result, a complaint was filed for a rejected appeal, which was granted. Consequently, the appeal is under study in the Argentine Supreme Court of Justice. It should be noted that in relation to the complaint appeals filed by Puerto Retiro S.A. (RH21), Tandanor (RH23), and the Ministry of Defense (RH24) within the framework of the civil action in the aforementioned criminal case, the Office of the Attorney General of the Nation, through Attorney Dr. Mario Casal, issued the pertinent opinions. Regarding the complaint by Puerto Retiro S.A. (RH21), it is proposed to reject the appeal against the forfeiture, but with a favorable opinion that the costs of the civil action be imposed on the losing party rather than in order. In relation to the complaint appeals by Tandanor (RH23) and the Ministry of Defense (RH24), related to the statute of limitations of the civil action, rejection and confirmation are proposed. A decision from the Supreme Court of Justice of the Nation is awaited. Currently, the appeal is under review by the Argentine Supreme Court of Justice.

In the criminal action, the claimant reported the violation by Puerto Retiro of the injunction ordered by the criminal court consisting in an order to stay (“prohibición de innovar”) and not to contract with respect to the property disputed in the civil action. As a result of this complaint, the Federal Oral Court No. 5 formed an incident and ordered and executed the closure of the property where the lease agreements with Los Cipreses S.A. y Flight Express S.A. were being executed, in order to enforce compliance with the measure before mentioned. As a result of this circumstance, it was learned that the proceedings were turned over to the Criminal Chamber for the allocation of the court to investigate the possible commission of a crime of disobedience. As of the date of issuance of these Consolidated Financial Statements there has been no news about the progress of this cause.

Faced with the evolution of the legal cases that affect it and based on the reports of its legal advisors, Puerto Retiro Management has decided to register in fiscal year 2019 an allowance equivalent to 100% of the book value of its investment property, without prejudice to reverse it when a favorable ruling is obtained in the interposed actions.

As of the date of issuance of these financial statements, there have been no changes in this regard.